Services payable (Details Narrative) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Services payable	R$ 836,294	R$ 749,226
Other shortterm provisions	R$ 838,703	R$ 750,732